Revenue	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Revenue
3.	Revenue
United States
On May 12, 2014, the Company entered into a master services agreement with RxC Acquisition Company (“RxCrossroads”), along with two statements of work (“RxCrossroads Agreements”). Under the terms of the RxCrossroads Agreements, RxCrossroads acts as the Company’s exclusive third-party
logistics service provider for all of the Company’s products in the United States and, as such, provides warehousing and logistical support services to the Company, including inventory control, account management, customer support, product return management and fulfillment of orders.
Under the RxCrossroads Agreements, RxCrossroads also acts as the Company’s exclusive third-party
distributor of
EGRIFTA
 SV
®
in the United States. In such a role, RxCrossroads purchases
EGRIFTA
 SV
®
from the Company and takes title thereto when the goods arrive in their warehouse. RxCrossroads’ purchases of
EGRIFTA
 SV
®
are triggered by its expectations of market demand over a certain period of time. With respect to
EGRIFTA
 SV
®
, RxCrossroads fulfills orders received from authorized wholesalers and delivers
EGRIFTA
 SV
®
directly to that authorized wholesaler’s client, namely, a specialty pharmacy forming part of the Company’s network of specialty pharmacies. Refer to Note 29.
On November 1, 2017, the Company entered into amended and restated RxCrossroads Agreements to add Trogarzo
®
as a new product sold in the United States. These amended and restated RxCrossroads Agreements replaced the RxCrossroads Agreements entered into in May 2014. On November 1, 2019, the RxCrossroads Agreements were amended anew to include
EGRIFTA
 SV
®
as an additional product distributed by RxCrossroads in the United States.
Canada
The Company commercialized
EGRIFTA
®
directly in Canada using a distributor until September 2022, after which time the Company withdrew the product from the market in Canada.
Europe
On July 9, 2020, the Company entered into
pre-wholesaling
services agreement with Loxxess Pharma GmbH or (“Loxxess”) pursuant to which Loxxess agreed to act as our third-party service logistics provider (the “Loxxess Agreement”) in certain key European countries, including Germany, France, Italy, Austria, The Netherlands, Portugal, Switzerland, United Kingdom, Norway, Sweden, Finland and Denmark. Loxxess is also capable of serving other European countries, including Israel and Turkey. Pursuant to the Loxxess Agreement, Loxxess receives customers’ orders, stores, packages and ships Trogarzo
®
to European hospitals and pharmacies. Loxxess is also responsible, on our behalf, to collect payments of the goods sold to those hospitals and pharmacies. The hospitals and pharmacies dispense Trogarzo
®
to patients.
On April 27, 2022, the Company announced that it would focus its commercial operations on the North American territory only and, as a result, would cease its Trogarzo
®
commercial operations in Europe. At that time, the Company sent a notice of termination to TaiMed Biologics Inc. (“TaiMed”), as per the contractual terms indicating it was returning the European commercialization rights to Trogarzo
®
to TaiMed within the next 180 days. The discontinuation became effective in December 2022. Refer to Note 13.
Net sales by product were as follows:

	2022	2021

EGRIFTA SV ®	$50,454	$43,009
Trogarzo ®	29,603	26,814

	$80,057	$69,823

Net sales by geography were as follows:

	2022	2021

Canada	$52	$269
United States	78,744	68,099
Europe	1,261	1,455

	$80,057	$69,823